Share of results in associates	12 Months Ended
Dec. 31, 2023
Share of results in associates
Share of results in associates	10 Share of results in associates

	2023	2022	2021
Share of income / (loss) in associates (Note 15)	7,108	(970)	(629)
	7,108	(970)	(629)